Basis of Presentation	12 Months Ended
Jun. 30, 2021
Expenses and other income
2. Basis of Presentation

2. Basis of Presentation

Statement of compliance with IFRS

These consolidated financial statements have been prepared in accordance and comply with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Basis of measurement

The accompanying consolidated financial statements have been prepared on the basis of a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business, under the historical cost basis except for certain financial instruments that are measured at fair value, as explained in the accounting policies below.

Going Concern Assumption

As of June 30, 2021, the Company had cash and cash equivalents of $22,437,086 which is expected to be sufficient to complete construction and commissioning of Phase 1 of the Molo Graphite Mine prior to June 30, 2022. As such, the Company believes it can continue as a going concern.

In assessing whether the going concern assumption is appropriate, management considers all available information about the future, which is at least, but not limited to, twelve months from the end of the reporting period. The Company’s ability to continue operations and fund its exploration and development expenditures is not dependent on management’s ability to secure additional financing. These consolidated financial statements do not give effect to adjustments that would be necessary should the Company be unable to continue as a going concern and therefore need to realize its assets and liquidate its liabilities and commitments in other than the normal course of business and at amounts different from those in the accompanying consolidated financial statements.

Basis of consolidation

NextSource owns 100% of NextSource Materials (Mauritius) Ltd. (“MATMAU”), a Mauritius subsidiary, and 2391938 Ontario Inc., an Ontario Company. MATMAU owns 100% of NextSource Minerals (Mauritius) Ltd. (“MINMAU”), a Mauritius subsidiary, NextSource Graphite (Mauritius) Ltd (“GRAMAU”), a Mauritius subsidiary, and NextSource Materials (Madagascar) SARLU (“MATMAD”), a Madagascar subsidiary. MINMAU owns 100% of NextSource Minerals (Madagascar) SARLU (“MINMAD”), a Madagascar subsidiary. GRAMAU owns 100% of ERG (Madagascar) SARLU (“ERGMAD”), a Madagascar.

These consolidated financial statements include the financial position, results of operations and cash flows of the Company and its wholly owned subsidiaries. Intercompany balances, transactions, income and expenses, profits and losses, including gains and losses relating to subsidiaries have been eliminated on consolidation.